Equity (Narrative) (Details) ₪ / shares in Units, SFr / shares in Units, $ / shares in Units, SFr in Millions														1 Months Ended							12 Months Ended
	May 15, 2023 USD ($) yr SFr / shares	May 15, 2023 USD ($) yr $ / shares	Jan. 02, 2023 USD ($) yr SFr / shares	Jan. 02, 2023 USD ($) yr $ / shares	Jun. 20, 2022 USD ($) yr SFr / shares	Jun. 20, 2022 USD ($) yr $ / shares	Feb. 15, 2022 USD ($) yr SFr / shares	Feb. 15, 2022 USD ($) yr $ / shares	Jan. 02, 2022 USD ($) yr SFr / shares	Jan. 02, 2022 USD ($) yr $ / shares	Dec. 20, 2021 USD ($)	Feb. 17, 2021 SFr / shares shares	Jan. 21, 2021 Capital_Increases SFr / shares shares	Jun. 18, 2023 USD ($) yr SFr / shares	Jun. 18, 2023 USD ($) yr $ / shares	Mar. 31, 2023 ILS (₪) ₪ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Feb. 28, 2023 CHF (SFr) shares	Feb. 28, 2023 USD ($) shares	Feb. 28, 2021 shares	Dec. 31, 2023 CHF (SFr) Share Years SFr / shares shares	Dec. 31, 2023 USD ($) Share Years $ / shares shares	Dec. 31, 2022 USD ($) SFr / shares $ / shares shares	Dec. 31, 2022 USD ($) yr Unit_Standard_item_uchMkKGtLkOnxpJzjI5Eyg $ / shares shares	Dec. 31, 2021 USD ($) shares	Oct. 31, 2021 shares	Jan. 07, 2021 $ / shares shares
EQUITY
Ordinary shares of NIS 0.01 par value each, Authorized																						25,000,000	25,000,000	25,000,000			25,000,000
Ordinary shares, par value | $ / shares																						$ 0.01	$ 0.01	$ 0.01			$ 0.01
Number of Capital Increases | Capital_Increases													2
Number of treasury shares sold																					1,372	1,372		1,372
Movements in Share Options:
Exercise of share options																					1,703,908	1,703,908		171,945
Fair value of the options to acquire Units | $																							$ 1,131,000	$ 1,131,000
Increase in fair value of liability | $																						$ 239,000
Treasury shares held at cost | $																						$ 2,000	$ 2,000	$ 2,000
Number of options granted																					423,500	423,500		210,000
Proceeds from exercises share options | $																						$ 20,298,000		$ 1,961,000	$ 463,000
Exercise of share options																					1,703,908	1,703,908		171,945
Exercise of share options | $																						$ 25,631,000		$ 2,976,000
Weighted average remaining contractual life for the share options outstanding																					3 years 9 months 29 days	3 years 9 months 29 days		4 years 2 months 4 days
Restricted share units ("RSU")
Movements in Share Options:
Vesting period											3 years
Percentage of vesting after one year											33.00%
Percentage of vesting in each half year thereafter											16.50%
Number of restricted share units ("RSU") | $											256
Fair value of the RSUs | $											$ 822,000
2015 Executive and Key Employee Israeli Share Option Plan
Movements in Share Options:
Number of options granted | $	145,000	145,000	248,500	248,500	100,000	100,000	12,500	12,500	97,500	97,500				30,000	30,000
Vesting period	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years				3 years	3 years
Percentage of vesting after one year	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%				25.00%	25.00%
Percentage of vesting in each year thereafter	9.375%	9.375%	9.375%	9.375%	9.375%	9.375%	9.375%	9.375%	9.375%	9.375%				9.375%	9.375%
Weighted average fair value of options granted | (per share)	SFr 3.374	$ 3.76	SFr 4.655	$ 5.047	SFr 5.55	$ 5.753	SFr 5.387	$ 5.822	SFr 5.893	$ 6.451				SFr 3.663	$ 4.113
Share price | SFr / shares	9.7		14.8		17.4		17.4		19.1					10.3
Exercise price | SFr / shares	SFr 9.36		SFr 15.56		SFr 17.39		SFr 17.69		SFr 19.33					SFr 9.88
Expected volatility	46.03%	46.03%	43.87%	43.87%	41.75%	41.75%	42.61%	42.61%	42.33%	42.33%				46.57%	46.57%
Risk free interest rate	0.00%	0.00%	0.00%	0.00%	1.15%	1.15%	0.13%	0.13%	0.00%	0.00%				0.00%	0.00%
Expected dividend (In percentage)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%				0.00%	0.00%
Expected average life of options | yr	3.43	3.43	3.49	3.49	3.6	3.6	3.68	3.68	3.71	3.71				3.43	3.43
Maximum number of shares which may be issued under the Plan																										2,000,000
2021 Executive and Key Employee Israeli Share Option Plan
Movements in Share Options:
Share-based compensation | $																						$ 1,252,000		$ 1,757,000	$ 1,116,000
Share options
EQUITY
Number of Share Options to purchase Ordinary shares granted												1,144,444	800,000
Ratio												100.00%	100.00%
Exercise price | SFr / shares												SFr 11	SFr 11
Exercise period												24 months	24 months
Movements in Share Options:
Exercise of share options																				1,703,908	1,703,908	1,703,908		171,945
Ending balance																						0	1,733,875	1,733,875	1,905,820
Number of Ordinary Shares in an Unit																					1	1
Number of options in an Unit																					0.5	0.5
Exercise price of option | (per share)																					SFr 11	$ 11.93
Proceeds from exercises share options																		SFr 18.7	$ 20,300,000
Exercise of share options																				1,703,908	1,703,908	1,703,908		171,945
Expiration of share options																		29,967	29,967		29,967	29,967
Share options | Underwriters
Issue costs:
Payment to underwriter in cash																					SFr 1.1	$ 1,100,000
Share options granted to underwriter																					58,498	58,498
Share options | Black and Scholes model
Movements in Share Options:
Exercise price | (per share)																					SFr 11.55	$ 12.53	$ 14.8	$ 16.05
Expected volatility																					41.18%	41.18%
Risk free interest rate																					4.11%	4.11%		0.82%
Expected dividend (In percentage)																					0.00%	0.00%		0.00%
Expected average life of options | Years																					2.01	2.01
Share options | Black and Scholes model | Minimum
Movements in Share Options:
Expected volatility																								32.59%
Expected average life of options | yr																								0.06
Share options | Black and Scholes model | Maximum
Movements in Share Options:
Expected volatility																								38.24%
Expected average life of options | yr																								0.13
Share options | Monte Carlo model | Share price
Movements in Share Options:
Exercise price | (per share)																							$ 14.8	$ 16.05
Issued capital
EQUITY
Number of Ordinary shares issued												2,288,889	1,300,000
Number of treasury shares sold													300,000
Issue costs:
Fair Value of Liabilities | $																							$ 7,164,000	$ 7,164,000
Financial expense recorded expenses in respect of the revaluation of the liability | $																						$ 1,801,000		7,423,000
Movements in Share Options:
Exercise of share options | $																						$ 5,000		$ 1,000
Issued capital | Underwriters
Movements in Share Options:
Number of Options Granted to Acquire Units																97,222	97,222				97,222	97,222
Number of Ordinary Shares in an Unit																1	1				1	1
Number of options in an Unit																0.5	0.5				0.5	0.5
Number of ordinary shares toa acquire each option																1	1				1	1
Exercise price of option | (per share)																₪ 43.56	$ 12.01				SFr 11	$ 11.93
Fair value of the options to acquire Units | $																						$ 1,002,000
Future Payment Liability | $																						416,000
Exercise of share options																₪ 35.64	$ 9.83
Issued capital | Monte Carlo model | Expected dividend
Movements in Share Options:
Expected volatility																								43.15%
Issued capital | Monte Carlo model | Risk-free interest rate
Movements in Share Options:
Risk free interest rate																								0.82%
Issued capital | Monte Carlo model | Expected average life of options
Movements in Share Options:
Expected average life of options | yr																								0.21
Capital reserve for options
Movements in Share Options:
Exercise of share options | $																						$ 512,000		$ 0